Investment Risks - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2026
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities are subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non‑hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.
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Contracts for Difference. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities or assets. If the short basket outperforms the long basket, the Fund will realize a loss—even in circumstances when the securities in both the long and short baskets appreciate in value.

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Forwards. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. These markets can experience periods of illiquidity, sometimes of significant duration, and disruptions, such as unusual trading volume, political intervention or other factors. In addition, because margin deposits for forward trading may be low or not required at all, a high degree of leverage is typical of a forward trading account. As a result, a relatively small price movement in a forward contract may result in substantial losses to the Fund. In addition, the Fund is exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement default. Some counterparties with whom the Fund transacts may not be rated investment grade. Such market illiquidity, disruption, or other risks could result in substantial losses to the Fund.

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Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Moreover, futures positions are marked to market each day and variation margin payments must be paid to or by the Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts.

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Options. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract or asset underlying the option that the writer must purchase or sell upon exercise of the option. The writer of a naked option may have to purchase the underlying contract or asset in the market for substantially more than the exercise price of the option in order to satisfy delivery obligations. This could result in a large net loss. Equity, foreign currency, or index options that may be purchased or sold by the Fund may include options not traded on an exchange. The risk of nonperformance by the obligor on such an option may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.

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Swap Agreements. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations, that the Fund will be able to enforce its rights, or that the Fund will pursue actions to enforce such contractual rights or seek such contractual remedies. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Basket Swaps are subject to the particular risk that the basket does not perform as anticipated. Like all swaps, this risk will be amplified by any leverage embedded in the Basket Swap.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
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Credit Market Liquidity Risk. Some debt securities, including some asset-backed securities and structured credit products, are more thinly traded than equity securities and are subject to the risk of a sudden loss of liquidity in the event of a market disruption or shock that may not be proportionate to, or even related to, the fundamentals of the investment. If the Fund becomes forced to sell such assets at this time, the sales could be subject to significant losses.

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Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The debt securities of some companies may be riskier than the stocks of others.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
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Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time.

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Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. A continued increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Fund. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Fiscal, economic, monetary, or other governmental or central bank policies, actions, or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including fluctuations in interest rates.

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Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of the Fund’s securities and other assets from such counterparty will be extinguished, delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non‑exchange traded, privately placed securities, credit instruments, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil and dealers may be unwilling or unable to make a market for certain securities. Investments in Investment Funds are often illiquid and some Investment Funds may not permit withdrawals or may make in‑kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. The inflation in the U.S. remains above targeted levels and, despite recent interest rate cuts by the U.S. Federal Reserve, interest rates remain high generally. Central banks may increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the value of shareholders’ investments in the Fund.

Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk. A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales can result in significant losses.

Risks Specific to Investments in Investment Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Specific to Investments in Investment Funds. In addition to risks relating to their direct investments, Investment Funds often involve additional risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investment Fund level. The asset-based fees of the Investment Funds generally are expected to range from 0% to 2%, and the performance-based allocations or fees of the Investment Funds generally are expected to range from 10% to 30% of net capital appreciation.
The Fund’s investments in Investment Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Investment Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares. Some Investment Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investment Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investment Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investment Funds also creates an incentive for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investment Fund invests in a special situation investment (an investment in securities or other instruments that an Investment Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investment Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non‑voting securities of, or to contractually forego the right to vote in respect of, Investment Funds in order to prevent the Fund from becoming an “affiliated person” of the Investment Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investment Fund, including matters that could adversely affect the Fund’s investment.

California Carbon Allowance CCA Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
California Carbon Allowance (CCA) Futures Risk. The Fund invests in futures on California Carbon Allowances (“CCAs”). Political, judicial, and regulatory developments in California or at the federal level may adversely affect the value of CCAs, including, without limitation, due to the revocation of CCAs or due to changes to or termination of the cap‑and‑trade program under which CCAs are traded (including changes to emission limits or a decision by California to not extend the program). Any disruptions to the auction platform through which CCAs are purchased, the market tracking system supporting the CCA market through which CCAs are tracked and traded, or the third-party administrators that administer the auctions and hold the bid guarantees, including without limitation disruptions resulting from cyberattacks or other cybersecurity incidents, could negatively affect the value of CCAs. The active trading market for CCA futures may be limited, and adverse market conditions may impair the liquidity of actively traded CCA futures. As a result, it may not always be possible for the Fund to liquidate CCA futures at an advantageous time or price, which may subject the Fund to additional liquidity risk. The trading, settlement, safekeeping, and valuation processes used in the CCA market generally are less developed than in equity markets and may create risks to the Fund.

Mortgage and Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. The Fund invests in mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to credit, interest rate, inflation, valuation, liquidity, prepayment and extension risks (see “Debt Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

Commodities Related Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodities-Related Investments Risk. The value of commodities and commodity-linked derivative investments can be extremely volatile and exposure to commodities could cause the value of the Fund’s shares to decline or fluctuate in a more rapid and unpredictable manner. The value of commodities and commodity-linked derivative instruments may be directly or indirectly affected by many factors, including changes in market movements, volatility, increases or decreases in production or availability, fluctuations in demand, changes in interest rates or foreign currency exchange rates, real or perceived inflationary trends, population growth or decline and changing demographics, or factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or catastrophes, livestock disease, pandemics, depletion of natural reserves or deposits, insufficient storage capacity, competition from substitute products, transportation bottlenecks or shortages, war and other military conflict, terrorist or criminal activity, failures of infrastructure, embargoes, sanctions, tariffs and international economic, political, and regulatory developments. Such events may have a disproportionate impact on the prices of commodities that are produced in a limited number of countries or that are controlled by a small number of producers. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, government regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals. Natural resources companies may be affected by factors such as changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The active trading market for certain commodities may be limited, and adverse market conditions may impair the liquidity of actively traded commodities investments. As a result, it may not always be possible for the Fund to liquidate commodity-related investments at an advantageous time or price, which may subject the Fund to additional liquidity risk. Certain types of commodities instruments are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Exposure to commodities and commodities markets may subject the value of the Fund’s investments (and therefore the Fund) to greater volatility than other types of investments.

Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. In addition to the general risks associated with debt securities, structured products carry additional risks, including, but not limited to the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference instruments may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate or principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured products may be less liquid than other types of securities and more volatile than the reference instrument. Basket Notes are subject to the particular risk that the basket does not perform as anticipated. This risk will be amplified by any leverage embedded in the note.

Real Estate and REIT Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate and REIT Investment Risk. Investments in real estate related securities are subject to the risk that the value of the real estate underlying the securities will decline. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Additionally, rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses.

Foreign Investments and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. The Fund invests in securities of non‑U.S. issuers, including those located in foreign and developing countries, which involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries, including countries considered to be frontier markets.

Event Driven Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Event-Driven Trading Risk. To the extent the Fund seeks to profit from the occurrence of specific corporate or other events, a delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its sovereign debt. This risk is heightened for emerging and frontier market issuers, for government entities in countries experiencing economic downturns, or both.

Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Collateralized Debt Obligations Risk. Collateralized debt obligations (“CDOs”), including collateralized loan obligations, are subject to credit, interest rate, valuation, liquidity, prepayment, and extension risks. These securities also are subject to risk of default on the underlying asset. CDOs typically issue classes or “tranches” of securities that vary in risk and yield and may experience sub-
stantial losses due to interest rate fluctuations, actual defaults, liquidity crises, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to these types of securities as a class.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. To the extent permitted under the 1940 Act, the Fund expects to borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. As a result, the allocation to Sub‑Advisers, together with the assets managed directly by the Adviser, may exceed 100% of the Fund’s net assets. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which increases the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any regulatory requirements. Futures contracts, options on futures contracts, forward contracts, and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Below Investment Grade Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Below Investment-Grade Instruments Risk. The Fund is permitted to invest in unrated or below-investment grade debt or so called “junk bonds.” Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high-risk investments that may cause income and principal losses for the Fund.

Investment Company and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Company and ETF Risk. The risks of investment in investment companies (including money market funds or BDCs) and ETFs typically reflect the risks of the types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

TBA Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
TBA Risk. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed-upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. The Fund relies on the seller to complete the transaction, and the seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. In addition, the Fund bears the risk of loss in the event of the default or bankruptcy of the seller. The purchaser of TBA securities generally is subject to increased market risk relative to direct purchasers of mortgage-backed securities because the delivered securities may be less favorable than anticipated by the purchaser. Recently implemented Financial Industry Regulatory Authority (“FINRA”) rules impose mandatory margin requirements for the TBA market that generally require the Fund to post collateral in connection with its TBA transactions with limited exceptions. This required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity. Investments in TBAs may create leverage.

New Issue Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Issue Risk. “New issues” are initial public offerings (“IPOs”) of securities. Securities issued in IPOs have no trading history and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loan Risk. The risks associated with bank and direct loans and participations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade.

Special Purpose Acquisition Company SPAC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Special Purpose Acquisition Company (SPAC) Risk. The Fund invests in stock, warrants, rights, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an IPO for the purpose of acquiring or merging with an unaffiliated company (the “de‑SPAC Transaction”) to be identified subsequent to the SPAC’s IPO. To the extent the Fund holds the warrants and rights issued by a SPAC until completion of a de‑SPAC Transaction, the Fund is exposed to greater risk of loss if a transaction does not close within the pre‑established period of time. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable de‑SPAC Transaction. There is no guarantee that the SPACs in which the Fund invests will complete a de‑SPAC Transaction or that any de‑SPAC Transaction completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. SPACs have been in the past, and may become, subject to increased scrutiny and potential legal challenges, as well as additional regulation that limit their effectiveness or prevalence.

Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Warrants and Rights Risk. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Relative Value Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Relative Value Strategies Risk. Relative value strategies utilized in the Fund depend on the Adviser’s or the Sub‑Advisers’ ability to identify unjustified or temporary discrepancies between the value of two or more related financial instruments, and are subject to the risk that the Adviser’s or the Sub‑Advisers’ evaluation of the relative price differential may be incorrect or may never be realized in the market price of the securities in which the Fund invests.

Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Compared to small- and mid‑cap companies, large‑cap companies may be less responsive to changes and opportunities. The stocks of small- and mid‑cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Arbitrage Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Arbitrage Strategies Risk. The Fund is permitted to invest in securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If the proposed transaction is delayed or appears likely not to be consummated or in fact is not consummated, the market price of the security may decline sharply, which would result in a loss to the Fund. In addition, if a Manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Fund may purchase securities above the offer price, subjecting such purchases to a high degree of risk.

Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Distressed Securities Risk. Because investments in distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations typically involve substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss equal to or exceeding the original investment in distressed securities of such business enterprises.

Bankruptcy Process and Trade Claims Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bankruptcy Process and Trade Claims Risk. The Fund may purchase bankruptcy claims and trade claims. With regard to bankruptcy claims, there are a number of significant risks inherent in the bankruptcy process. The effect of a bankruptcy filing on a company may adversely and permanently affect the company and cause it to be incapable of restoring itself as a viable business. Many events in a bankruptcy are the product of contested matters and adversarial proceedings and are beyond the control of the creditors. The duration of a bankruptcy proceeding is difficult to predict and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being finalized. The administrative costs in connection with a bankruptcy proceeding are frequently high and are paid out of the debtor’s estate before any return to creditors. The Fund may also purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings, which include claims of suppliers for unpaid goods delivered, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are typically unsecured. An investment in trade claims is very speculative, is often illiquid, and carries a high degree of risk. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.

Macro Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its manager to predict derivative contract price movements to implement investment theses regarding macroeconomic trends. Such price movements are influenced by, among other things: changes in interest rates; governmental and economic programs, policies and events; weather and climate conditions; changing supply and demand relationships; changes in balances of payments and trade; rates of inflation and deflation; currency devaluations and revaluations; and changes in philosophies and emotions of market participants.

Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund invests more heavily in particular sectors, sub‑sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries, its performance will be especially sensitive to developments that significantly affect those sectors, sub‑sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors, sub‑sectors, industries, asset classes, markets, regions, or countries. An individual sector, sub‑sector, industry, group of industries, asset class, market, region, country, or group of countries may outperform the broader market during particular periods, but may do so with considerably greater volatility than the broader market. In addition, the several industries that constitute a sector or sub‑sector or the several countries or markets that constitute a region or group of countries may all react similarly to economic, political, regulatory, or other market events.

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. If market interest rates rise, the value of a convertible security tends to fall. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value typically changes based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, are more exposed to the risks of the underlying common stock.

Non Exchange Traded Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑Exchange Traded Securities Risk. Non‑exchange traded securities, including privately placed securities, may be illiquid and have little to no price transparency, which may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non‑exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. In addition, the issuers of non‑exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non‑exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Government Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Issued Securities Risk. U.S. government securities are subject to market and interest rate risk. Market prices of zero coupon U.S. Treasury securities and zero coupon securities issued by governmental agencies or financial institutions generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligations under the agreement, the Fund may suffer delays, incur costs, and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security underlying the agreement and the market value of the security declines, the Fund may lose money.

Event Linked Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Event-Linked Instrument Risk. Investing in event-linked bonds, including bonds known as “catastrophe bonds,” and other event-linked instruments involves unique risks. If a trigger event, such as a hurricane, earthquake, or other physical or weather-related phenomenon, causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond or suffer a reduction in credited interest. Some event-linked instruments have features that delay the return of capital upon the occurrence of a specified event; in these cases, whether or not there is loss of capital or interest, the return on the investment may be significantly lower during the extension period. In addition to specified trigger events, event-linked instruments expose the Fund to other risks, such as credit risk, adverse regulatory or jurisdictional interpretations, adverse tax consequences, and foreign exchange risk.

Activist Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Activist Strategies Risk. The Fund is permitted to purchase securities of companies that are the subject of proxy contests or that activist investors (including, potentially, a Manager) are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Allocation Risk. The Fund’s ability to achieve its investment objective and maintain lower volatility than the broader equity markets depends upon the Adviser’s skill in determining the Fund’s allocation to alternative investment strategies and in selecting the best mix of Sub‑Advisers, Investment Funds, and other investments. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value, or market trends affecting a particular asset class, investment strategy, Sub‑Adviser, Investment Fund, or other issuer is incorrect.

Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multi-Manager Risk. The multi-manager strategy employed by the Fund involves special risks, which include:
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Differential Strategy Risk. Certain Managers have experience in investment-related activities and in managing private investment funds, but limited experience as managers of a registered investment company, which, unlike private investment funds, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax‑related restrictions on their investments and operations. Due to differences in regulatory requirements, the investment strategies of such Managers may have different results in the Fund than they do for other funds or accounts managed by the Managers that are not subject to the protections of the 1940 Act.

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New Sub‑Adviser Risk. Certain Managers have limited operating and performance histories and/or limited experience managing investment funds. This may result in lower than expected performance, operational and investment inefficiencies, and/or errors. In addition, the departure of one or more key employees of a Manager may significantly affect a Manager’s ability to operate or perform as expected.

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Use of Multiple Sub‑Advisers Risk. No assurance can be given that the collective performance of the Managers will result in profitable returns for the Fund as a whole. Positive performance achieved by one or more Managers may be offset – or even outweighed – by negative performance experienced by other Managers. In addition, Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result. Alternatively, two or more Managers may employ similar strategies or invest in some of the same assets, resulting in less diversification to the Fund than is expected or desired. Additionally, the Adviser may be unable to replace a Sub‑Adviser with another Sub‑Adviser that uses a strategy similar to that of the former Sub‑Adviser. This may prevent the Fund from obtaining its desired investment exposures, reduce the degree of diversification of the Fund’s investments, or negatively impact the Fund’s performance.

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Unregistered Sub‑Adviser Risk. Certain Sub‑Advisers may not be registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) (because they do not provide advice with respect to securities) or as a commodity trading advisor with the U.S. Commodity Futures Trading Commission (the “CFTC”). These Sub‑Advisers are not subject to the same regulatory requirements and oversight as other Sub‑Advisers, and the Fund will not benefit from the regulatory protections afforded by the Advisers Act and/or the Commodity Exchange Act (the “CEA”) with respect to those Sub‑Advisers. There is a risk that an unregistered Sub‑Adviser may inadvertently engage in activities that would require the Sub‑Adviser to register under the Advisers Act, the CEA, or cease to act as a Sub‑Adviser to the Fund.

Large Purchase or Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Purchase or Redemption Risk. The Fund is used as an investment in certain model portfolios or other asset allocation programs sponsored by financial intermediaries and may have a large percentage of its shares held in such programs. The Fund may experience large redemptions or large purchases if any of these programs reduce or increase their targeted allocations to the Fund. Other large investors also may have a significant ownership stake in the Fund. Large redemption or purchase activity could have adverse effects on performance to the extent that the Fund incurs additional costs or is required to sell securities, invest cash, or hold a relatively large amount of cash at times when it would not otherwise do so.

Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The Adviser and Sub‑Advisers have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are described in more detail in the SAI, include, without limitation:
•
Allocation of Investment Opportunities. The Adviser and Sub‑Advisers (or their affiliates) manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser, a Sub‑Adviser or their affiliates. There can be no guarantee that the allocation procedures maintained by the Adviser and certain of its affiliates will be successful in mitigating such conflicts. None of the Adviser, the Sub‑Advisers or their affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser or a Sub‑Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Fund. The portfolio compositions and performance results therefore will differ across the Fund and other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s or Sub‑Advisers’ other clients are proprietary or pay them higher fees or performance-based fees. In addition, as a registered investment company under the 1940 Act, the Fund is subject to certain limitations relating to co‑investments and joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities.

•
Financial Interests in Service Providers. From time to time, the Adviser or Sub‑Advisers and their affiliates have financial interests in certain service providers to the Fund. For example, the Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund. The parent company of a Sub‑Adviser owns a controlling, majority interest in Arcesium, and an affiliate of the Adviser owns a non‑controlling, minority interest in Arcesium.

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Financial Interests in Sub‑Advisers. Affiliates of the Adviser have financial interests in asset managers that sub‑advise the Fund. Any allocation by the Adviser to such a sub‑adviser directly or indirectly benefits Blackstone Inc. (“Blackstone”) and any redemption or reduction of such allocation would, directly or indirectly, be detrimental to Blackstone, creating potential conflicts of interest for the Adviser in making allocation decisions for the Fund.

•
Other Activities of the Adviser or Sub‑Advisers. The activities in which the Adviser or Sub‑Advisers and their affiliates are involved on behalf of other accounts could limit or preclude the flexibility that the Fund would otherwise have to participate in certain investments.

•
Selection of Sub-Advisers. The Adviser compensates the Sub‑Advisers out of the management fee it receives from the Fund, which creates an incentive for the Adviser to select Sub‑Advisers with lower fee rates, select Sub‑Advisers that are affiliated with the Adviser, or manage assets directly.

Limitations on Transactions with Affiliates [Member]
Prospectus [Line Items]
Risk [Text Block]
Limitations on Transactions with Affiliates. The 1940 Act limits the Fund’s ability to enter into certain transactions with affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Blackstone or its affiliates. However, the Fund may under certain circumstances purchase such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company. The ability of the Adviser to recommend actions in the best interest of the Fund might be impaired under certain conditions, including, but not limited to, in insolvency or near-insolvency situations.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Cybersecurity incidents and cyber-attacks (including denial of service attacks, ransomware attacks, and social engineering attempts (such as business email compromise attacks)) have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the increased frequency of virtual working arrangements).
Blackstone, the Fund, the Managers and Investment Funds, their service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions, and such systems are subject to a number of different cybersecurity-related threats or risks. The Adviser, Sub‑Advisers, other service providers (including, but not limited to, Fund accountants, custodians, transfer agents, and administrators), and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from cybersecurity breaches, computer viruses or other malicious code, ransomware attacks, network failures, computer and digital infrastructure failures, infiltration by unauthorized persons and other security breaches, or usage errors by their respective professionals or service providers, power, communications or other outages, or catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes, pandemics, wars, and terrorist attacks. Third-parties may also attempt to fraudulently induce employees, customers, third-party service providers, or other users of Blackstone’s, the Fund’s, the Managers’, and/or Investment Funds’, or their respective service providers’ systems to disclose sensitive information in order to gain access to Blackstone’s, the Fund’s, the Managers’ and Investment Funds’ data or that of Fund shareholders and may request ransom payments in exchange for not disclosing client or customer information or restoring access to digital infrastructure or other infrastructure assets. If unauthorized parties gain access to any information and technology systems of Blackstone, the shareholders, the Managers and Investment Funds, or certain service providers, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete, or modify private and sensitive information, including nonpublic personal information related to shareholders (and their beneficial owners) and material nonpublic information (or information that might be so characterized). The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence (collectively “AI Technologies”), could exacerbate these risks.
Although Blackstone and the Adviser have implemented, and Sub‑Advisers and service providers may implement, various measures to manage risks relating to these types of events, such measures could prove to be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Neither Blackstone nor the Sub‑Advisers control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to Blackstone, Sub‑Advisers, or the Fund, each of whom could be negatively impacted as a result. Breaches such as those involving covertly introduced malware, impersonation or manipulation of authorized users and industrial or other espionage may not be identified, even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing them from being addressed appropriately. There are also inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, given the evolving nature of this threat. The failure of these systems or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, Sub‑Advisers’, or other service providers’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to the Fund’s shareholders, material nonpublic information and the intellectual property and trade secrets and other sensitive information in the possession of Blackstone and/or the Managers.
Cyber-attacks or technical malfunctions could interfere with the processing of shareholder or other transactions, affect the Fund’s ability to calculate its NAV, impede trading, or render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Blackstone, the Fund and/or the Managers could be required to make a significant investment to remedy the effects of any such failures, including harm to their reputations, legal claims that they and their respective affiliates may be subjected to, regulatory action or enforcement arising out of applicable privacy and other laws, adverse publicity and other events that may affect their business and financial performance.
Information relating to investments in the Fund has been and will in the future be delivered electronically. There are risks associated with such electronic delivery including, but not limited to, that e‑mail messages are not secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.

AI Technologies Developments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI Technologies Developments Risk. Blackstone, the Fund, the Managers, Investment Funds, the issuers in which they invest, their service providers, and other market participants may utilize AI Technologies in business operations. It is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate, or biased-leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Moreover, recent technological developments in, and the increasingly widespread use of, AI Technologies may pose risks to the Adviser, Sub‑Advisers, and the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund’s ability to pursue its investment strategy may be limited by the Fund’s intention to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the Fund’s strategy may bear adversely on the Fund’s ability to so qualify. In order to qualify as a RIC, the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain specified sources (“qualifying income”) and meet certain requirements with respect to the diversification of assets and the distribution of income and gains. The amount, timing and character, including under Subchapter M, of the Fund’s income in respect of certain Fund investments are uncertain. Further, the Fund’s investments in and through underlying entities such as the Cayman Subsidiary and other investment vehicles may also make it difficult for the Fund to meet the RIC qualification requirements regarding the diversification of its assets. It is possible that the Fund may fail to meet any of these requirements, in which case the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income and gains at corporate rates, and all distributions from earnings and profits, including any distributions of net tax‑exempt income (if any) and net long-term capital gains, generally would be taxable to shareholders as ordinary income. The Fund’s failure to qualify and be taxed as a RIC could significantly reduce shareholders’ returns on their investments in the Fund. In addition, if any income earned by the Cayman Subsidiary or other investment vehicles in which the Cayman Subsidiary invests were treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income” or “ECI”), such income would be subject to U.S. taxes, which could significantly reduce shareholders’ returns on their investments in the Fund. See “Tax Considerations” below.

Model and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Model and Technology Risk. Certain Managers use investment programs that are fundamentally dependent on proprietary or licensed technology through such Manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution and trade allocation systems, and/or risk management systems, including strategies and systems that utilize forms of artificial intelligence, such as machine learning. These strategies and systems may not be successful on an ongoing basis, could contain inaccuracies, omissions, imperfections, or malfunctions, or could be degraded, corrupted, or compromised. In addition, a Manager’s strategies and systems may operate effectively in isolation, but may generate unintended consequences when interfacing with trading, risk, or other investment tools, models, systems, or databases. Any inaccuracies, omissions, imperfections, malfunctions, degradations, corruptions, or compromises in strategies or systems could affect the ability of the Manager to implement its investment program. Despite testing, monitoring and independent safeguards, these inaccuracies may result in, among other things, execution and allocation failures and failures to properly gather, organize, and analyze large amounts of data from third-parties and other external sources. Defects in algorithmic trading systems are often extremely difficult to detect and some may go undetected for long periods of time or may never be detected. The adverse impact caused by such defects can compound over time. For strategies that involve high or ultra-high frequency trading, the compounding of adverse impact could be accelerated and create significant losses before the trading can be interrupted. There is no guarantee that safety mechanisms like “circuit breakers” or other automatic interruption mechanisms at a Manager or at an exchange will prevent significant losses. More specifically, as it is not possible or practicable for a Manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, Managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate investment and trading decisions. The model may be more effective with certain instruments than others, and Managers may not be able to identify or quantify all factors driving the instruments’ prices. Shareholders should be aware that there is no guarantee that a Manager that uses quantitative techniques will use any specific data or type of data in generating forecasts or making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be (i) the most accurate data available; (ii) free from inaccuracies, corruptions, or interruptions; or (iii) delivered or accessible in a timely manner. In addition, the use by certain Managers of predictive or algorithmic models often have inherent risks because the construction of the model is dependent on historical data supplied by third parties and the success of such models depends heavily on the accuracy and reliability of the supplied historical data. Furthermore, any factor that would make it more difficult to execute trades in accordance with the models, such as a significant lessening of liquidity in a particular market or a market’s inefficiency, would also impose a significant risk. Most quantitative computer models cannot fully match the complexity of the financial markets, and therefore any sudden, unanticipated changes in the underlying market conditions can increase the risk. The use of a quantitative model and technology requires sophisticated mathematical calculations and complex computer programs, and there is no guarantee that a Manager will successfully carry out and use such calculations and programs correctly or use them effectively. Algorithmic trading strategies that integrate human personnel within trading systems may also be subject to errors of human judgment or cognitive biases. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many quantitative model-based strategies utilized by certain Managers are expected to decrease as the assets of the Fund allocated to such Managers and/or the assets of the other clients of such Managers (or their affiliates or competitors) increase.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, Managers, and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.

Long Short Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Long/Short Strategies Risk. If the Adviser’s or the Sub‑Advisers’ evaluation of the value of a particular security is incorrect or if the market never recognizes that evaluation in the price of a particular security, long/short strategies could result in losses for the Fund.

Hedging Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hedging Transactions Risk. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be profitable or successfully offset risk. Moreover, it may not be possible for the Fund to enter into a hedging transaction at all or at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. Certain of the Fund’s strategies, typically those that involve actively trading securities, may result in a high portfolio turnover rate, which can increase transaction costs (thus lowering performance) and taxable distributions, including distributions of short-term capital gain taxed to individuals as ordinary income. A high fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. The portfolio turnover rate of the Fund may vary from year to year, as well as within a year.

Limited Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Capacity Risk. Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Risk Control Framework Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Control Framework Risk. The Adviser and the Sub‑Advisers may employ one or more risk controls in an effort to assess and manage the risks associated with the Fund’s investments. No risk control system is fail safe, and no assurance can be given that any risk control framework designed or used by the Adviser or the Sub‑Advisers will achieve its objective.

Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Risk. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate as expected and could adversely affect the Fund.

Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Borrowing Risk. The Fund is permitted to borrow money (or engage in transactions that are economically similar to borrowing money) to fund investments, to satisfy redemptions, or to obtain investment exposure to various markets or investment styles, which may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its repayment obligations. The Fund maintains a committed revolving line of credit with State Street Bank and Trust Company. The Fund pays a commitment fee, in addition to the stated interest rate, to maintain the line of credit.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market and economic conditions and investor sentiment. The Fund and its Managers employ from time to time various investment styles, and could outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Defensive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defensive Investing Risk. For defensive purposes, the Fund may, as part of its risk management process, allocate assets into cash or short-term fixed income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Systematic Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Systematic Trading Risk. Certain Managers base their trading decisions on systematic mathematical analysis of past price behavior. The Manager may incur substantial trading losses during periods when markets behave substantially different from the period in which the Manager’s models are derived.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. The risks in lending portfolio securities, as with other extensions of credit and counterparty risk, include possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower default or fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that represents a portion of the Fund’s earnings on the collateral or that represents a finance charge on the value of the collateral. Because the Fund may use collateral to purchase any investments in accordance with its investment objective, the Fund’s securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those caused by bank closures, epidemics and pandemics, economic, natural, and man‑made disasters, government action, rapid technological developments, or significant geopolitical events such as war and other military conflict, terrorism, sanctions, tariffs, or trade disputes, could adversely affect the liquidity and volatility of securities held by the Fund and could increase the Fund’s exposure to the other risks detailed in this Prospectus.
Market environment changes may adversely affect the performance of a model and amplify losses. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies.
Selection risk is the risk that the investments held by the Fund will underperform the markets, the relevant indices, or the investments selected by other funds with similar investment objectives and investment strategies. The Adviser’s or a Sub‑Adviser’s judgment about the attractiveness, value, or growth potential of a particular investment may be incorrect and the investment techniques used by the Adviser or Sub‑Adviser may fail to produce desired results. Further, the Fund could be prevented from executing investment decisions at an advantageous time or price as a result of increased or changing regulations or as a result of domestic or global market disruptions, including disruptions causing heightened market volatility and reduced market liquidity. Thus, investments that the Adviser or a Sub‑Adviser believes represent an attractive opportunity may be unavailable entirely or in the specific quantities or prices sought by the Fund. As a result, the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment and/or your investment may not perform as well as other similar investments.